Discontinued Operations Discontinued Operations (Balance Sheet Disclosures) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 1,390.3	$ 0
Current liabilities	215.5	0
Red Lobster
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	241.0
Land, buildings and equipment, net	1,084.8
Other assets	64.5
Total assets	1,390.3
Current liabilities	130.6
Other liabilities	84.9
Total liabilities	$ 215.5